FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 11,900	$ 9,469
Amounts Due To Related Parties	35	28
Equipment Loans	275	$ 0
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	11,900
Amounts Due To Related Parties	35
Minimum rental and lease payments	105
Equipment Loans	195
Finance Lease Obligations	1,918
Total	14,153
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	11,900
Amounts Due To Related Parties	35
Minimum rental and lease payments	850
Equipment Loans	489
Finance Lease Obligations	3,796
Total	17,070
Later than one year and not later than five years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Minimum rental and lease payments	347
Equipment Loans	294
Finance Lease Obligations	1,878
Total	2,519
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Amounts Due To Related Parties	0
Minimum rental and lease payments	398
Equipment Loans	0
Finance Lease Obligations	0
Total	$ 398